Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2015
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Nov. 02, 2015
Document Effective Date	Nov. 02, 2015
Prospectus Date	Oct. 28, 2015
Victory CEMP US 500 Volatility Wtd Index ETF | Victory CEMP US 500 Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CFA
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF | Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CFO
Victory CEMP Developed Enhanced Volatility Wtd Index ETF | Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CIZ
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF | Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CDC
Victory CEMP International Volatility Wtd Index ETF | Victory CEMP International Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CIL
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF | Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CDL
Victory CEMP International High Div Volatility Wtd Index ETF | Victory CEMP International High Div Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CID